Fair Value Measurements (Details) - Schedule of the fair value of its private warrants using the Monte Carlo simulation model - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expiration date	Dec. 18, 2025	Dec. 18, 2025
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Risk-free interest rate	1.11%	0.43%
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected volatility	60.00%	60.00%
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share Price	$ 3.1	$ 8.9
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Exercise Price	$ 11.5	$ 11.5